BORROWINGS (Schedule of Movement in the Term Loan and the 7-year Convertible Notes) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of fair value measurement of liabilities [line items]
Eir Catch Up Adjustment	$ 1,142	$ 3,566
Non-current liability [Member] | Senior secured term loan [Member]
Disclosure of fair value measurement of liabilities [line items]
Balance at January 1	(72,391)	(40,109)	$ (40,109)
Cash drawdown	(6,000)		(30,500)
Loan origination costs	299		325
Derivative financial asset at date of issue	0		(28)
Accretion interest	(1,373)		(2,355)
Cash repayment of principal	(5,320)		(3,291)
Eir Catch Up Adjustment	1,142		3,567
Balance at end of the period	(83,643)		(72,391)
Non-current liability [Member] | 7-year Convertible Note [Member]
Disclosure of fair value measurement of liabilities [line items]
Balance at January 1	(15,401)	$ (14,542)	(14,542)
Accretion interest	(456)		(859)
Balance at end of the period	$ (15,857)		$ (15,401)